Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 501,350	$ 725,774
Prepaid expenses (Note 5)	508,499	58,225
Other receivables (Note 7)	35,544	31,136
Loans receivable - related parties, net (Note 6)	331,039
Short-term investment (Note 9)		461,115
Total current assets	1,376,432	1,276,250
Non-current assets:
Property and equipment, net (Note 8)	74,080	83,184
Total non-current assets	74,080	83,184
TOTAL ASSETS	1,450,512	1,359,434
Current liabilities:
Loans payable to third parties - current portion (Note 10)	1,994,667	93,759
Loans payable to related parties – current portion (Note 10)	2,869,881	1,098,991
Accrued interest payable	2,099,427	531,812
Taxes payables		442
Other payables	86,204	260
Payable to shareholder (Note 11)	117,767	117,767
Due to related parties (Note 15)	183,955	90,727
Deferred tax liabilities (Note 14)	79,232	83,507
Total current liabilities	7,431,133	2,017,265
Non-current liabilities:
Loans payable to third parties - non-current portion (Note 10)	203,538	1,506,309
Loans payable to related parties – non-current portion (Note 10)	1,017,688	1,400,253
Total non-current liabilities	1,221,226	2,906,562
Total liabilities	8,652,359	4,923,827
Stockholders’ (deficit) equity:
Common stock - $0.0001 par value, 100,000,000 shares authorized, 27,208,849 and 32,178,849 shares issued and outstanding as of December 31, 2018 and 2017, respectively	2,721	3,221
Additional paid-in capital	8,021,677	8,021,677
Accumulated deficit	(12,247,478)	(10,264,149)
Accumulated other comprehensive losses	(138,453)	(64,466)
Stockholders’ deficit before non-controlling interests	(4,361,533)	(2,303,717)
Non-controlling interests	(2,840,314)	(1,260,676)
Total stockholders’ deficit	(7,201,847)	(3,564,393)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 1,450,512	$ 1,359,434